Income Taxes - Summary of Income Tax Expense (Benefit) (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of income taxes [line items]
Current	$ 3,849,778	$ 2,315,686	$ 722,474
Deferred	(759,566)	(530,140)	(255,407)
Income tax	3,090,212	1,785,546	467,067
ISR [Member]
Disclosure of income taxes [line items]
Current	3,849,778	2,315,686	722,474
Deferred	(759,566)	(530,140)	(255,407)
Income tax	$ 3,090,212	$ 1,785,546	$ 467,067